LEASE (Tables)	12 Months Ended
Dec. 31, 2021
Summary of supplementary information related to operating leases

	Year ended December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	141,942	156,600
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	647,029	39,069
Weighted average remaining lease term:
Operating leases	4.6	4.3
Weighted average discount rate:
Operating leases	6.6%	6.5%

Future minimum payments under non-cancelable operating leases

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ending December 31:

RMB
Year ending December 31,
2022	108,998
2023	107,372
2024	104,373
2025	75,460
2026	31,160
2027 and thereafter	15,439
Less: imputed interest	(86,757)
Total	356,045